Property, plant and equipment (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost	$ 607,192.0	$ 574,227.0	$ 543,628.0
Accumlated depreciation	(211,252.0)	(193,646.0)	(176,487.0)
Property, plant, and equipment, beginning	380,581.0	367,141.0
Additions	33,900.0	31,653.0
Disposals	(348.0)	(485.0)
Transfers
Depreciation for the period	(18,193.0)	(17,728.0)
Property, plant, and equipment, ending	395,940.0	380,581.0
Direct own costs	4,484.9	4,481.0
Impairment
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Cost	11,104.0	11,060.0	10,710.0
Accumlated depreciation	(2,526.0)	(2,355.0)	(2,102.0)
Property, plant, and equipment, beginning	8,705.0	8,608.0
Additions	80.0	97.0
Disposals		(12.0)
Transfers	28.0	263.0
Depreciation for the period	(235.0)	(251.0)
Property, plant, and equipment, ending	8,578.0	8,705.0
Impairment
Substations member
IfrsStatementLineItems [Line Items]
Cost	103,931.0	99,296.0	92,493.0
Accumlated depreciation	(37,862.0)	(34,319.0)	(30,953.0)
Property, plant, and equipment, beginning	64,977.0	61,540.0
Additions	84.0	615.0
Disposals
Transfers	4,552.0	6,194.0
Depreciation for the period	(3,544.0)	(3,372.0)
Property, plant, and equipment, ending	66,069.0	64,977.0
Impairment
Voltage lines member
IfrsStatementLineItems [Line Items]
Cost	258,108.0	247,276.0	235,649.0
Accumlated depreciation	(106,714.0)	(98,972.0)	(91,107.0)
Property, plant, and equipment, beginning	148,304.0	144,542.0
Additions	777.0	450.0
Disposals	(215.0)	(62.0)
Transfers	10,722.0	11,550.0
Depreciation for the period	(8,194.0)	(8,176.0)
Property, plant, and equipment, ending	151,394.0	148,304.0
Impairment
Meters chambers platforms member
IfrsStatementLineItems [Line Items]
Cost	113,563.0	107,449.0	102,979.0
Accumlated depreciation	(48,214.0)	(44,178.0)	(40,260.0)
Property, plant, and equipment, beginning	63,271.0	62,719.0
Additions	1,009.0	878.0
Disposals	(133.0)	(409.0)
Transfers	5,309.0	4,217.0
Depreciation for the period	(4,107.0)	(4,134.0)
Property, plant, and equipment, ending	65,349.0	63,271.0
Impairment
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	29,456.0	23,242.0	18,429.0
Accumlated depreciation	(15,936.0)	(13,822.0)	(12,065.0)
Property, plant, and equipment, beginning	9,420.0	6,364.0
Additions	2,029.0	2,903.0
Disposals		(2.0)
Transfers	4,184.0	1,950.0
Depreciation for the period	(2,113.0)	(1,795.0)
Property, plant, and equipment, ending	13,520.0	9,420.0
Impairment
Construction in process member
IfrsStatementLineItems [Line Items]
Cost	89,826.0	84,965.0	82,423.0
Accumlated depreciation
Property, plant, and equipment, beginning	84,965.0	82,423.0
Additions	29,921.0	23,915.0
Disposals
Transfers	(25,060.0)	(21,373.0)
Depreciation for the period
Property, plant, and equipment, ending	89,826.0	84,965.0
Impairment
Suppliers and spare parts member
IfrsStatementLineItems [Line Items]
Cost	1,204.0	939.0	945.0
Accumlated depreciation
Property, plant, and equipment, beginning	939.0	945.0
Additions		2,795.0
Disposals
Transfers	265.0	(2,801.0)
Depreciation for the period
Property, plant, and equipment, ending	$ 1,204.0	939.0
Impairment